Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Summary of Assets and Liabilities and Gain from Discontinued Operations

The following is a summary of Jetlines’ assets and liabilities as of June 28, 2021:

As of
June 28, 2021
Cash and cash equivalents	$4,897
Other current assets	2,135
Prepaid expenses	26,055
Accounts payable and accrued liabilities	(303,581)
Long-term loan payable	(32,336)
Net liabilities transferred	$(302,830)

The results of discontinued operations and gain from discontinued operations are as follows:

Year ended
December 31, 2021
General and administrative	$4,788
Professional fees	101,108
Regulatory costs	3,147
Travel, meals, and entertainment	16,081
Net loss for period	(125,124)
Gain on disposal of liabilities	302,830
Income from discontinued operations	$177,706